Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Cash payments and expenses related to operating leases	$ (292)	$ (307)
Operating lease right-of-use assets	1,465		$ 893
Current maturities of operating leases	485		679
Long-term operating lease liabilities	$ 1,375		$ 1,351
Weighted average remaining lease term (in years)	3 years 4 months 17 days
Weighted average discount rate	9.60%